Long-term Debt - Schedule of Debt (Table) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Debt Instrument [Line Items]
Balance at January 1, 2025	$ 1,605,654
Repaid	174,795
Prepaid	133,596
New Loans	490,852
Balance at December 31, 2025	$ 1,788,115
12-year term loan [Member]
Debt Instrument [Line Items]
Origination Date	2016
Original Amount	$ 309,824
Balance at January 1, 2025	58,984
Repaid	10,069
Balance at December 31, 2025	$ 48,915
7 1/2-year term loan [Member]
Debt Instrument [Line Items]
Origination Date	2017
Original Amount	$ 85,000
Balance at January 1, 2025	45,334
Repaid	2,834
Prepaid	42,500
Balance at December 31, 2025	$ 0
8-year term loan 2 [Member]
Debt Instrument [Line Items]
Origination Date	2018
Original Amount	$ 82,752
Balance at January 1, 2025	60,918
Repaid	4,597
Balance at December 31, 2025	$ 56,321
5-year term loan 6 [Member]
Debt Instrument [Line Items]
Origination Date	2019
Original Amount	$ 38,250
Balance at January 1, 2025	4,618
Repaid	2,309
Balance at December 31, 2025	$ 2,309
7-year term loan 4 [Member]
Debt Instrument [Line Items]
Origination Date	2019
Original Amount	$ 56,352
Balance at January 1, 2025	45,080
Repaid	2,818
Balance at December 31, 2025	$ 42,262
10-year term loan [Member]
Debt Instrument [Line Items]
Origination Date	2019
Original Amount	$ 54,387
Balance at January 1, 2025	42,147
Repaid	3,010
Balance at December 31, 2025	$ 39,137
7-year term loan 5 [Member]
Debt Instrument [Line Items]
Origination Date	2019
Original Amount	$ 72,000
Balance at January 1, 2025	48,000
Repaid	4,800
Balance at December 31, 2025	$ 43,200
5-year term loan 7 [Member]
Debt Instrument [Line Items]
Origination Date	2019
Original Amount	$ 71,036
Balance at January 1, 2025	24,000
Repaid	2,400
Balance at December 31, 2025	$ 21,600
5-year term loan 10 [Member]
Debt Instrument [Line Items]
Origination Date	2020
Original Amount	$ 16,800
Balance at January 1, 2025	4,095
Repaid	2,730
Balance at December 31, 2025	$ 1,365
5-year term loan 11 [Member]
Debt Instrument [Line Items]
Origination Date	2020
Original Amount	$ 70,000
Balance at January 1, 2025	22,437
Repaid	5,608
Prepaid	16,829
Balance at December 31, 2025	$ 0
6-year term loan 4 [Member]
Debt Instrument [Line Items]
Origination Date	2020
Original Amount	$ 37,500
Balance at January 1, 2025	26,517
Repaid	2,652
Balance at December 31, 2025	$ 23,865
5-year term loan 13 [Member]
Debt Instrument [Line Items]
Origination Date	2020
Original Amount	$ 47,000
Balance at January 1, 2025	5,902
Repaid	5,902
Balance at December 31, 2025	$ 0
5-year term loan 14 [Member]
Debt Instrument [Line Items]
Origination Date	2021
Original Amount	$ 44,500
Balance at January 1, 2025	12,136
Repaid	8,091
Balance at December 31, 2025	$ 4,045
5-year term loan 15 [Member]
Debt Instrument [Line Items]
Origination Date	2021
Original Amount	$ 26,000
Balance at January 1, 2025	20,000
Repaid	2,000
Balance at December 31, 2025	$ 18,000
4-year term loan 2 [Member]
Debt Instrument [Line Items]
Origination Date	2021
Original Amount	$ 38,000
Balance at January 1, 2025	15,650
Repaid	3,662
Balance at December 31, 2025	$ 11,988
7-year term loan 7 [Member]
Debt Instrument [Line Items]
Origination Date	2021
Original Amount	$ 74,500
Balance at January 1, 2025	66,154
Repaid	2,087
Prepaid	64,067
Balance at December 31, 2025	$ 0
5-year term loan 16 [Member]
Debt Instrument [Line Items]
Origination Date	2022
Original Amount	$ 62,000
Balance at January 1, 2025	48,250
Repaid	5,500
Balance at December 31, 2025	$ 42,750
6-year term loan 7 [Member]
Debt Instrument [Line Items]
Origination Date	2022
Original Amount	$ 67,500
Balance at January 1, 2025	45,000
Repaid	9,000
Balance at December 31, 2025	$ 36,000
5-year term loan 17 [Member]
Debt Instrument [Line Items]
Origination Date	2022
Original Amount	$ 25,200
Balance at January 1, 2025	17,675
Repaid	3,010
Balance at December 31, 2025	$ 14,665
8-year term loan 4 [Member]
Debt Instrument [Line Items]
Origination Date	2022
Original Amount	$ 118,400
Balance at January 1, 2025	111,800
Repaid	6,600
Balance at December 31, 2025	$ 105,200
5-year term loan 18 [Member]
Debt Instrument [Line Items]
Origination Date	2022
Original Amount	$ 42,000
Balance at January 1, 2025	31,116
Repaid	2,042
Prepaid	10,200
Balance at December 31, 2025	$ 18,874
6-year term loan 8 [Member]
Debt Instrument [Line Items]
Origination Date	2022
Original Amount	$ 67,500
Balance at January 1, 2025	49,500
Repaid	9,000
Balance at December 31, 2025	$ 40,500
5-year term loan 19 [Member]
Debt Instrument [Line Items]
Origination Date	2022
Original Amount	$ 189,000
Balance at January 1, 2025	165,376
Repaid	11,812
Balance at December 31, 2025	$ 153,564
5-year term loan 20 [Member]
Debt Instrument [Line Items]
Origination Date	2023
Original Amount	$ 85,000
Balance at January 1, 2025	27,600
Repaid	6,867
Balance at December 31, 2025	$ 20,733
5-year term loan 21 [Member]
Debt Instrument [Line Items]
Origination Date	2023
Original Amount	$ 72,150
Balance at January 1, 2025	63,131
Repaid	6,013
Balance at December 31, 2025	$ 57,118
5-year term loan 22 [Member]
Debt Instrument [Line Items]
Origination Date	2023
Original Amount	$ 70,000
Balance at January 1, 2025	61,450
Repaid	5,700
Balance at December 31, 2025	$ 55,750
5-year term loan 23 [Member]
Debt Instrument [Line Items]
Origination Date	2023
Original Amount	$ 49,000
Balance at January 1, 2025	39,812
Repaid	6,125
Balance at December 31, 2025	$ 33,687
8-year term loan 11 [Member]
Debt Instrument [Line Items]
Origination Date	2023
Original Amount	$ 118,400
Balance at January 1, 2025	115,111
Repaid	6,578
Balance at December 31, 2025	$ 108,533
7-year term loan 8 [Member]
Debt Instrument [Line Items]
Origination Date	2023
Original Amount	$ 100,000
Balance at January 1, 2025	25,864
New Loans	74,136
Balance at December 31, 2025	$ 100,000
5-year term loan 24 [Member]
Debt Instrument [Line Items]
Origination Date	2024
Original Amount	$ 245,000
Balance at January 1, 2025	236,229
Repaid	17,541
Balance at December 31, 2025	$ 218,688
7-year term loan 9 [Member]
Debt Instrument [Line Items]
Origination Date	2024
Original Amount	$ 103,456
Balance at January 1, 2025	25,864
Repaid	2,874
New Loans	77,592
Balance at December 31, 2025	$ 100,582
7-year term loan 10 [Member]
Debt Instrument [Line Items]
Origination Date	2024
Original Amount	$ 111,776
Balance at January 1, 2025	14,904
New Loans	29,807
Balance at December 31, 2025	$ 44,711
5-year term loan 25 [Member]
Debt Instrument [Line Items]
Origination Date	2024
Original Amount	$ 25,000
Balance at January 1, 2025	25,000
Repaid	3,571
Balance at December 31, 2025	$ 21,429
4 1/4-year term loan [Member]
Debt Instrument [Line Items]
Origination Date	2025
Original Amount	$ 114,067
Balance at January 1, 2025	0
Repaid	5,212
New Loans	114,067
Balance at December 31, 2025	$ 108,855
7-year term loan 11[Member]
Debt Instrument [Line Items]
Origination Date	2025
Original Amount	$ 64,125
Balance at January 1, 2025	0
Repaid	1,781
New Loans	64,125
Balance at December 31, 2025	$ 62,344
6-year term loan 9 [Member]
Debt Instrument [Line Items]
Origination Date	2025
Original Amount	$ 64,125
Balance at January 1, 2025	0
New Loans	64,125
Balance at December 31, 2025	$ 64,125
5-year term loan 26 [Member]
Debt Instrument [Line Items]
Origination Date	2025
Original Amount	$ 67,000
Balance at January 1, 2025	0
New Loans	67,000
Balance at December 31, 2025	$ 67,000